Summary of Changes in Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Noncontrolling Interest [Line Items]
Beginning balance	$ 50,915
Capital contribution from noncontrolling interest shareholders	367	$ 29	$ 89
Purchase of equity interests from noncontrolling interest shareholders		(6,309)
Cash dividends paid to noncontrolling interests by a subsidiary		(810)
(Loss) gain attributed to noncontrolling interest shareholders	(2,293)	(5,060)	677
Ending balance	48,969	50,915
Noncontrolling interest
Noncontrolling Interest [Line Items]
Beginning balance	50,915	65,491
Capital contribution from noncontrolling interest shareholders	367	29	60
Purchase of equity interests from noncontrolling interest shareholders		(7,119)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	2,526	(2,135)
Cash dividends paid to noncontrolling interests by a subsidiary	(2,546)	(291)
(Loss) gain attributed to noncontrolling interest shareholders	(2,293)	(5,060)
Ending balance	48,969	50,915	65,491
Noncontrolling interest | Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Noncontrolling Interest [Line Items]
Beginning balance	8,712	15,319
Capital contribution from noncontrolling interest shareholders		29
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	426	(463)
(Loss) gain attributed to noncontrolling interest shareholders	(1,017)	(6,173)
Ending balance	8,121	8,712	15,319
Noncontrolling interest | Xiamen NetinNet Software Co., Ltd (''Xiamen NetinNet'')
Noncontrolling Interest [Line Items]
Beginning balance	9,864	8,719
Capital contribution from noncontrolling interest shareholders	367
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	531	(372)
Cash dividends paid to noncontrolling interests by a subsidiary	(847)	(291)
(Loss) gain attributed to noncontrolling interest shareholders	506	1,808
Ending balance	10,421	9,864	8,719
Noncontrolling interest | Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Noncontrolling Interest [Line Items]
Beginning balance	965	1,059
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	53	(39)
(Loss) gain attributed to noncontrolling interest shareholders	101	(55)
Ending balance	1,119	965	1,059
Noncontrolling interest | Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'')
Noncontrolling Interest [Line Items]
Beginning balance	31,374	40,394
Purchase of equity interests from noncontrolling interest shareholders		(7,119)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	1,516	(1,261)
Cash dividends paid to noncontrolling interests by a subsidiary	(1,699)
(Loss) gain attributed to noncontrolling interest shareholders	(1,883)	(640)
Ending balance	$ 29,308	$ 31,374	$ 40,394